UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2719

DWS U.S. Government Securities Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS U.S. Government Securities Fund

	Principal Amount ($)	Value ($)

Agencies Backed by the Full Faith and Credit of the US Government 71.8%
Government National Mortgage Association:
5.0%, with various maturities from 2/15/2033 until 11/20/2037 (a) (b)	410,193,772	410,010,882
5.5%, with various maturities from 12/15/2028 until 3/15/2037 (a) (b)	493,977,095	503,206,021
6.0%, with various maturities from 11/15/2014 until 10/15/2037 (a)	326,380,103	337,530,082
6.5%, with various maturities from 7/15/2008 until 10/15/2037 (a)	191,103,907	200,233,660
7.0%, with various maturities from 4/15/2008 until 7/15/2037	31,623,969	33,491,018
7.5%, with various maturities from 5/15/2009 until 1/15/2037	32,795,001	35,119,501
8.0%, 9/15/2014	419	442
8.5%, 6/15/2021	35	37
9.0%, with various maturities from 9/15/2017 until 7/15/2030	2,336,759	2,664,918
9.5%, with various maturities from 6/15/2009 until 5/15/2025	3,240,741	3,730,433
10.0%, with various maturities from 11/15/2009 until 8/15/2022	1,967,431	2,313,798
10.5%, with various maturities from 9/15/2015 until 12/15/2021	1,094,398	1,304,474

11.0%, 4/20/2019	2,982	3,592

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $1,504,404,209)		1,529,608,858
Agencies Not Backed by the Full Faith and Credit of the US Government 9.4%
Federal Home Loan Mortgage Corp.:
4.5%, 4/1/2019	21,493	21,539
5.0%, with various maturities from 1/1/2019 until 9/1/2035 (a)	63,888,568	63,648,821
5.5%, with various maturities from 3/1/2033 until 4/1/2033	2,681,092	2,720,890
5.728% *, 4/1/2037	9,793,296	10,026,934
5.775% *, 10/1/2036	21,932,674	22,486,825
5.87% *, 11/1/2036	10,645,170	10,959,713
5.885% *, 9/1/2036	9,981,200	10,235,451
6.5%, with various maturities from 9/1/2032 until 7/1/2035	3,139,724	3,260,478
7.0%, with various maturities from 10/1/2030 until 9/1/2032	1,063,028	1,129,142
7.5%, with various maturities from 6/1/2027 until 1/1/2033	2,145,535	2,321,456
8.0%, with various maturities from 2/1/2017 until 7/1/2030	26,831	29,344
8.5%, with various maturities from 12/1/2016 until 7/1/2030	10,375	11,448
10.25%, 3/1/2016	33,338	34,443
Federal National Mortgage Association:
5.5%, with various maturities from 5/1/2025 until 11/1/2034 (a)	54,325,010	55,137,597
5.847% *, 1/1/2037	8,504,323	8,733,225
6.0%, 8/1/2035	2,087,101	2,124,522
6.5%, 7/1/2035	134,500	138,598
7.0%, with various maturities from 10/1/2033 until 11/1/2034	5,568,080	5,905,314
8.0%, with various maturities from 12/1/2008 until 12/1/2024	179,163	198,033
8.5%, with various maturities from 7/1/2030 until 9/1/2030	13,030	14,120
9.0%, with various maturities from 12/1/2016 until 4/1/2030	35,780	40,359
11.5%, 5/1/2018	1,899	1,967

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $196,650,792)		199,180,219
Collateralized Mortgage Obligations 13.1%
Agencies Backed by the Full Faith and Credit of the US Government 8.2%
Government National Mortgage Association:
“1”, Series 1, Principal Only, Zero Coupon, 7/20/2034	6,788,300	5,573,625
“JO”, Series 2006-22, Principal Only, Zero Coupon, 4/20/2036	8,916,416	7,109,348
“PO”, Series 2006-25, Principal Only, Zero Coupon, 5/20/2036	3,825,603	3,051,781
“OD”, Series 2006-36, Principal Only, Zero Coupon, 7/16/2036	1,660,690	1,391,580
“AO”, Series 2006-58, Principal Only, Zero Coupon, 10/16/2036	5,577,856	4,517,659
“PO”, Series 2006-60, Principal Only, Zero Coupon, 11/20/2036	1,880,784	1,747,890
“S”, Series 1999-15, Interest Only, 4.12% ***, 5/16/2029	4,851,371	545,329
“FG”, Series 2002-76, 4.48% *, 10/16/2029	2,206,762	2,204,265
“ZC”, Series 2003-86, 4.5%, 10/20/2033	1,512,911	1,381,146
“AD”, Series 2005-41, 4.5%, 5/20/2035	6,090,662	5,883,455
“IA”, Series 2003-86, Interest Only, 5.0%, 2/20/2026	2,783,235	21,313
“A”, Series 2005-80, 5.0%, 10/20/2031	12,346,452	12,470,880
“GD”, Series 2004-26, 5.0%, 11/16/2032	20,000,000	19,898,828
“LG”, Series 2003- 70, 5.0%, 8/20/2033	1,000,000	961,690
“KE”, Series 2004-19, 5.0%, 3/16/2034	4,500,000	4,346,833
“PH”, Series 2004-80, 5.0%, 7/20/2034	8,002,000	7,844,329
“LE”, Series 2004-87, 5.0%, 10/20/2034	6,741,000	6,410,057
“ZB”, Series 2005-15, 5.0%, 2/16/2035	10,409,876	9,880,683
“Z”, Series 2005-25, 5.0%, 3/16/2035	2,303,707	2,192,713
“ZA”, Series 2006-47, 5.0%, 8/16/2036	5,717,855	5,373,989
“YZ”, Series 2007-7, 5.0%, 2/16/2037	4,594,784	4,589,544

	“CK”, Series 2007-31, 5.0%, 5/16/2037	7,412,000	7,319,679
	“TZ”, Series 2003-85, 5.5%, 10/20/2033	18,939,811	18,891,291
	“PC”, Series 2007-2, 5.5%, 6/20/2035	10,000,000	10,254,263
	“B”, Series 2005-88, 5.5%, 11/20/2035	11,000,000	11,058,581
	“PD”, Series 2005-91, 5.5%, 12/20/2035	5,000,000	4,979,139
	“ZA”, Series 2007-30, 5.5%, 5/16/2037	5,186,301	5,101,257
	“Z”, Series 2007-36, 5.5%, 6/20/2037	1,012,463	1,013,047
	“BZ”, Series 2004-46, 6.0%, 6/20/2034	2,478,396	2,559,174
	“ZB”, Series 1998-21, 6.5%, 9/20/2028	3,295,890	3,445,751
	“IO”, Series 2006-61, Interest Only, 6.5%, 11/20/2036	12,618,494	2,224,940

			174,244,059
Agencies Not Backed by the Full Faith and Credit of the US Government 4.9%
Fannie Mae Whole Loan, “3A”, Series 2004-W8, 7.5%, 6/25/2044		3,640,395	4,018,310
Federal Home Loan Mortgage Corp.:
	“PO”, Series 3147, Principal Only, Zero Coupon, 4/15/2036	10,887,341	8,828,992
	“MO”, Series 3171, Principal Only, Zero Coupon, 6/15/2036	9,066,873	7,092,901
	“FT”, Series 3346, 4.59% *, 10/15/2033	20,810,324	20,722,298
	“FA”, Series 2981, 4.64% *, 5/15/2035	2,272,135	2,236,190
	“JF”, Series 2704, 4.79% *, 5/15/2023	14,205,969	14,246,197
	“GZ”, Series 2906, 5.0%, 9/15/2034	11,663,117	10,724,503
Federal National Mortgage Association:
	“1”, Series 17, Principal Only, Zero Coupon, 5/1/2017	2,198	2,000
	“FC”, Series 2005-58, 3.63% *, 7/25/2035	35,797,129	35,584,018
	“F”, Series 2004-29, 3.78% *, 5/25/2034	873,389	873,003

			104,328,412

Total Collateralized Mortgage Obligations (Cost $267,973,678)			278,572,471
	US Treasury Obligations 3.6%
US Treasury Bill, 3.03% **, 4/17/2008 (c)		3,161,000	3,148,587
US Treasury Inflation Indexed Note, 2.0%, 4/15/2012 (a)		70,418,080	74,604,646

Total US Treasury Obligations (Cost $76,250,183)			77,753,233
		Shares	Value ($)

	Securities Lending Collateral 32.0%
Daily Assets Fund Institutional, 4.22% (d) (e) (Cost $681,822,301)		681,822,301	681,822,301
	Cash Equivalents 4.8%
Cash Management QP Trust, 4.52% (d) (Cost $101,341,748)		101,341,748	101,341,748
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,828,442,911)		134.7	2,868,278,830
Other Assets and Liabilities, Net (a)		(34.7)	(739,219,343)

Net Assets		100.0	2,129,059,487

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2008.

**	Annualized yield at time of purchase; not a coupon rate.
***	These securities are shown at their current rate as of January 31, 2008.

(a)

All or a portion of these securities were on loan amounting to $643,739,548. In addition, included in other assets or liabilities, net is a pending sale, amounting to $20,833,963, that is also on loan. The value of all securities loaned at January 31, 2008 amounted to $664,573,511 which is 31.2% of net assets.

(b)		Mortgage dollar rolls included.
(c)		At January 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
At January 31, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)		Unrealized Depreciation ($)

10 Year US Treasury Note	3/19/2008	1,143	133,126,025	133,409,531		(283,506)
30 Year US Treasury Bond	3/19/2008	357	41,894,821	42,594,563		(699,742)
Total unrealized depreciation						(983,248)
At January 31, 2008, open written option contracts were as follows:
Written Options		Coupon Rate (%)	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
30-Year GNSF		5.5	25,000,000	3/13/2008	102.3	139,647
30-Year GNSF		5.0	25,000,000	3/13/2008	100.0	298,828
30-Year GNSF		5.0	25,000,000	3/13/2008	100.5	241,210
30-Year GNSF		5.5	25,000,000	3/13/2008	101.6	217,772
30-Year GNSF		5.0	25,000,000	2/15/2008	98.8	431,641
Total Call Options (Premiums received $927,735)						1,329,098
Put Options
30-Year GNSF		5.0	25,000,000	3/13/2008	99.4	220,703
30-Year GNSF		5.0	50,000,000	3/13/2008	99.5	187,500
30-Year GNSF		5.0	25,000,000	2/15/2008	96.8	1,000
30-Year GNSF		5.5	25,000,000	3/13/2008	101.2	173,827
30-Year GNSF		5.5	25,000,000	3/13/2008	101.1	90,820
Total Put Options (Premiums received $847,656)						673,850
Total Written Options (Premiums received $1,775,391)						2,002,948

GNSF: Government National Single Family

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Government Securities Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS U.S. Government Securities Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008